Interests in Structured Entities - Schedule Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities (Detail) - Unconsolidated structured entities [Member] - Investment SEs [Member] - CAD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	$ 7,745	$ 7,277
Company's maximum exposure to loss	8,312	7,825
Leveraged leases [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	3,790	3,840
Company's maximum exposure to loss	3,790	3,840
Infrastructure companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	2,468	2,156
Company's maximum exposure to loss	3,035	2,704
Timberland companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	811	816
Company's maximum exposure to loss	811	816
Real estate companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	676	465
Company's maximum exposure to loss	$ 676	$ 465